Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	359,125,159.88	24,980
Yield Supplement Overcollateralization Amount 03/31/23	8,158,232.25	0
Receivables Balance 03/31/23	367,283,392.13	24,980
Principal Payments	16,266,208.15	426
Defaulted Receivables	312,368.28	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	7,567,289.60	0
Pool Balance at 04/30/23	343,137,526.10	24,537

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.60%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,199,360.32	166
Past Due 61-90 days	1,076,030.10	52
Past Due 91-120 days	194,567.49	12
Past Due 121+ days	0.00	0
Total	4,469,957.91	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	191,156.35
Aggregate Net Losses/(Gains) - April 2023	121,211.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	0.22%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.95%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	33.36

Flow of Funds	$ Amount
Collections	17,606,119.59
Investment Earnings on Cash Accounts	51,287.44
Servicing Fee	(306,069.49)
Transfer to Collection Account	-
Available Funds	17,351,337.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	129,786.27
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,663,576.14
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,184,641.74

Total Distributions of Available Funds	17,351,337.54

Servicing Fee	306,069.49
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	352,801,102.24
Principal Paid	15,987,633.78
Note Balance @ 05/15/23	336,813,468.46

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	191,511,102.24
Principal Paid	15,987,633.78
Note Balance @ 05/15/23	175,523,468.46
Note Factor @ 05/15/23	42.1212518%

Class A-4
Note Balance @ 04/17/23	104,620,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	104,620,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	37,770,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	37,770,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	18,900,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	18,900,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	179,062.02
Total Principal Paid	15,987,633.78
Total Paid	16,166,695.80

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	76,604.44
Principal Paid	15,987,633.78
Total Paid to A-3 Holders	16,064,238.22

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1425948
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.7316433
Total Distribution Amount	12.8742381

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1838315
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.3663310
Total A-3 Distribution Amount	38.5501625

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	604.44
Noteholders' Principal Distributable Amount	395.56

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	12,588,844.52
Investment Earnings	48,692.78
Investment Earnings Paid	(48,692.78)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,198,019.07	$1,594,000.13	$1,329,055.22
Number of Extensions	64	79	71
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.41%	0.33%